Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000073498 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073498 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000073498 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073498 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073498 | Janus Henderson Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073498 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073498 | Roku Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073498 | Kenvue Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073498 | Apogee Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073498 | DigitalBridge Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073498 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000073498 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000073498 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000073498 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000073498 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000073498 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000073498 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000073498 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000073498 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000073498 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000073498 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073498 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000073498 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000073498 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000002843 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002843 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002843 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002843 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002843 | Janus Henderson Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002843 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002843 | Roku Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002843 | Kenvue Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002843 | Apogee Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002843 | DigitalBridge Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002843 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000002843 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002843 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002843 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002843 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000002843 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002843 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000002843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000002843 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002843 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002843 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002843 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002843 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000002844 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002844 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002844 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002844 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002844 | Janus Henderson Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002844 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002844 | Roku Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002844 | Kenvue Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002844 | Apogee Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002844 | DigitalBridge Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002844 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000002844 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002844 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002844 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002844 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000002844 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002844 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000002844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000002844 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002844 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002844 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002844 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002844 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000002841 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002841 | Electronic Arts Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002841 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002841 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002841 | Janus Henderson Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002841 | The AES Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002841 | Roku Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002841 | Kenvue Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002841 | Apogee Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002841 | DigitalBridge Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002841 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000002841 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002841 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002841 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002841 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000002841 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002841 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000002841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000002841 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002841 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002841 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002841 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002841 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002841 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	12.40%